UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTIER FUNDS, INC.
 (Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 85.0%
	France 3.0%
362,166	Sanofi	$32,693,771

	Switzerland 6.6%
517,417	Nestle SA	39,697,995
430,229	Novartis AG	31,934,833
		71,632,828
	United Kingdom 5.2%
34,332,334	Lloyds Banking Group PLC	28,527,474
11,920,614	Tesco PLC (a)	27,719,927
		56,247,401
	United States 70.2%
9,510	Alphabet, Inc. - Class A (a)	8,062,578
60,907	Alphabet, Inc. - Class C (a)	50,526,020
578,140	Apple, Inc.	83,055,592
156,320	Costco Wholesale Corp.	26,213,301
478,838	CVS Health Corp.	37,588,783
1,291,433	eBay, Inc. (a)	43,353,406
291,151	Facebook, Inc. - Class A (a)	41,358,000
353,499	HCA Holdings, Inc. (a)	31,457,876
669,161	Lowe's Companies, Inc.	55,011,726
288,900	MasterCard, Inc. - Class A	32,492,583
293,973	McDonald's Corp.	38,101,840
748,657	Microsoft Corp.	49,306,550
925,274	Oracle Corp.	41,276,473
827,084	PayPal Holdings, Inc. (a)	35,581,154
264,769	QUALCOMM, Inc.	15,181,854
667,255	Starbucks Corp.	38,961,019
619,002	Visa, Inc. - Class A	55,010,708
842,316	Wells Fargo & Co.	46,883,309
542,511	Yum! Brands, Inc.	34,666,453
		764,089,225
	Total Common Stocks
	(Cost $743,734,403)	924,663,225

SHORT-TERM INVESTMENTS 14.5%
	Investment Company 14.5%
157,763,410	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.64%	157,763,410
	Total Short-Term Investments
	(Cost $157,763,410)	157,763,410

	Total Investments 99.5%
	(Cost $901,497,813)	1,082,426,635

	Other Assets in Excess of Liabilities 0.5%	4,944,535

	TOTAL NET ASSETS 100.0%	$1,087,371,170

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments	$901,497,813
Gross unrealized appreciation	$223,597,664
Gross unrealized depreciation	(42,668,842)
Net unrealized appreciation	$180,928,822

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 75.1%
	France 2.7%
61,589	Sanofi	$5,559,817

	Switzerland 6.0%
88,750	Nestle SA	6,809,202
73,200	Novartis AG	5,433,455
		12,242,657
	United Kingdom 2.4%
5,837,884	Lloyds Banking Group PLC	4,850,823

	United States 64.0%
1,640	Alphabet, Inc. - Class A (a)	1,390,392
10,415	Alphabet, Inc. - Class C (a)	8,639,867
95,658	Apple, Inc.	13,742,228
26,565	Costco Wholesale Corp.	4,454,685
82,198	CVS Health Corp.	6,452,543
221,343	eBay, Inc. (a)	7,430,485
49,971	Facebook, Inc. - Class A (a)	7,098,381
60,188	HCA Holdings, Inc. (a)	5,356,130
114,706	Lowe's Companies, Inc.	9,429,980
49,181	MasterCard, Inc. - Class A	5,531,387
50,229	McDonald's Corp.	6,510,181
127,985	Microsoft Corp.	8,429,092
158,696	Oracle Corp.	7,079,429
141,732	PayPal Holdings, Inc. (a)	6,097,311
45,279	QUALCOMM, Inc.	2,596,298
113,337	Starbucks Corp.	6,617,747
105,755	Visa, Inc. - Class A	9,398,447
143,951	Wells Fargo & Co.	8,012,313
93,097	Yum! Brands, Inc.	5,948,898
		130,215,794
	Total Common Stocks
	(Cost $138,636,419)	152,869,091

SHORT-TERM INVESTMENTS 13.3%
	Investment Company 13.3%
27,033,242	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.64%	27,033,242
	Total Short-Term Investments
	(Cost $27,033,242)	27,033,242

	Total Investments 88.4%
	(Cost $165,669,661)	179,902,333

	Other Assets in Excess of Liabilities 11.6%	23,615,571

	TOTAL NET ASSETS 100.0%	$203,517,904

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments	$165,669,661
Gross unrealized appreciation	$14,979,632
Gross unrealized depreciation	(746,960)
Net unrealized appreciation	$14,232,672

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.4%
	Australia 8.7%
302,757	APA Group	$2,072,506
1,023,587	AusNet Services	1,317,705
691,182	DUET Group	1,473,296
150,928	Macquarie Atlas Roads Group	590,382
456,506	Spark Infrastructure Group	826,587
611,315	Sydney Airport	3,161,894
539,277	Transurban Group	4,808,130
		14,250,500
	Canada 11.2%
57,034	Emera, Inc.	2,014,857
115,755	Enbridge, Inc.	4,849,202
109,031	Fortis, Inc.	3,613,187
163,195	Hydro One Ltd.	2,975,883
104,004	TransCanada Corp.	4,799,583
12,902	Valener, Inc.	212,082
		18,464,794
	France 5.3%
26,882	Aeroports de Paris	3,322,323
66,128	Eutelsat Communications SA	1,476,519
156,246	Groupe Eurotunnel SE	1,572,161
104,163	SES SA - ADR	2,423,003
		8,794,006
	Germany 1.1%
26,260	Fraport AG Frankfurt Airport Services Worldwide	1,858,185

	Hong Kong 2.9%
550,428	Power Assets Holdings Ltd.	4,745,374

	Italy 8.5%
190,719	Atlantia SpA	4,923,723
153,910	Enav SpA (a)	625,899
219,756	Italgas SpA (a)	964,002
950,919	Snam SpA	4,112,554
64,645	Societa Iniziative Autostradali e Servizi SpA	617,223
545,998	Terna Rete Elettrica Nazionale SpA	2,708,497
		13,951,898
	Mexico 2.3%
101,062	Grupo Aeroportuario del Centro Norte SAB de CV	547,408
129,463	Grupo Aeroportuario del Pacifico SAB de CV - Class B	1,257,272
78,704	Grupo Aeroportuario del Sureste SAB de CV - Class B	1,363,534
492,083	OHL Mexico SAB de CV	695,457
		3,863,671
	Netherlands 1.0%
36,316	Koninklijke Vopak NV	1,583,580

	New Zealand 1.4%
338,342	Auckland International Airport Ltd.	1,603,324
297,311	Vector Ltd.	666,930
		2,270,254

	Spain 9.1%
269,029	Abertis Infraestructuras SA	4,333,715
31,288	Aena SA	4,949,978
65,819	Cellnex Telecom SAU	1,086,592
67,821	Enagas SA	1,761,763
146,980	Red Electrica Corp SA	2,822,377
		14,954,425
	Switzerland 1.1%
8,722	Flughafen Zuerich AG	1,859,080

	United Kingdom 6.4%
396,750	National Grid PLC	5,037,977
117,677	Pennon Group PLC	1,300,396
64,024	Severn Trent PLC	1,910,733
185,215	United Utilities Group PLC	2,305,470
		10,554,576
	United States 39.4%
6,810	ALLETE, Inc.	461,105
27,318	Alliant Energy Corp.	1,082,066
29,111	Ameren Corp.	1,589,170
48,738	American Electric Power Co., Inc.	3,271,782
5,066	American States Water Co.	224,424
29,329	American Tower Corp.	3,564,647
21,382	American Water Works Co., Inc.	1,662,878
21,290	Aqua America, Inc.	684,474
12,619	Atmos Energy Corp.	996,775
8,779	Avista Corp.	342,820
6,407	Black Hills Corp.	425,873
5,755	California Water Service Group	206,317
33,596	CMS Energy Corp.	1,503,085
36,600	Consolidated Edison, Inc.	2,842,356
35,996	Crown Castle International Corp.	3,399,822
43,362	Dominion Resources, Inc.	3,363,590
21,536	DTE Energy Co.	2,199,041
39,753	Duke Energy Corp.	3,260,144
39,089	Edison International	3,111,875
5,972	El Paso Electric Co.	301,586
38,019	Eversource Energy	2,234,757
25,842	Great Plains Energy, Inc.	755,103
6,047	IDACORP, Inc.	501,659
38,808	NiSource, Inc.	923,242
4,041	Northwest Natural Gas Co.	238,823
6,623	NorthWestern Corp.	388,770
7,200	ONE Gas, Inc.	486,720
50,447	PG&E Corp.	3,347,663
13,358	Pinnacle West Capital Corp.	1,113,790
11,214	PNM Resources, Inc.	414,918
10,672	Portland General Electric Co.	474,050
81,552	PPL Corp.	3,049,229
14,660	SBA Communications Corp. (a)	1,764,624
17,147	SCANA Corp.	1,120,556
30,001	Sempra Energy	3,315,111
1,405	SJW Corp.	67,749
5,697	Southwest Gas Corp.	472,338
6,096	Spire, Inc.	411,480
69,098	The Southern Co.	3,439,698
37,866	WEC Energy Group, Inc.	2,295,816
17,042	Westar Energy, Inc.	924,869
60,855	Xcel Energy, Inc.	2,705,005

		64,939,800
	Total Common Stocks
	(Cost $141,140,725)	162,090,143

CLOSED-END FUNDS 0.9%
	United Kingdom 0.9%
414,492	HICL Infrastructure Co. Ltd.	877,644
338,970	International Public Partnerships Ltd.	662,524
		1,540,168
	Total Closed-End Funds
	(Cost $1,629,612)	1,540,168

SHORT-TERM INVESTMENTS 0.4%
	Investment Company 0.4%
644,149	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.64%	644,149
	Total Short-Term Investments
	(Cost $644,149)	644,149

	Total Investments 99.7%
	(Cost $143,414,486)	164,274,460

	Other Assets in Excess of Liabilities 0.3%	538,724

	TOTAL NET ASSETS 100.0%	$164,813,184

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments	$143,414,486
Gross unrealized appreciation	$28,980,131
Gross unrealized depreciation	(8,120,157)
Net unrealized appreciation	$20,859,974

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Frontier Silk Invest New Horizons Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 80.6%
	Argentina 10.4%
56,000	Adecoagro SA (a)	$641,760
59,000	Grupo Clarin SA - GDR	1,640,200
22,085	Grupo Financiero Galicia SA - ADR	836,138
101,371	Telecom Argentina SA - ADR	2,249,422
		5,367,520
	Bangladesh 11.0%
1,440,000	Beximco Pharmaceuticals Ltd.	1,981,139
1,367,000	BRAC Bank Ltd.	1,477,515
540,300	GrameenPhone Ltd.	2,235,586
		5,694,240
	Egypt 3.7%
766,500	Egyptian Financial Group-Hermes Holding Co. (a)	1,107,497
4,585,000	Palm Hills Developments SAE	823,014
		1,930,511
	Ghana 2.1%
333,700	Ecobank Ghana Ltd. (b)	566,140
410,400	Ghana Commercial Bank Ltd. (b)	496,298
		1,062,438
	Kenya 9.8%
2,490,670	Centum Investment Co. Ltd. (b)	833,444
4,356,907	Equity Group Holdings Ltd.	1,394,548
4,645,224	KCB Group Ltd.	1,565,679
7,336,906	Safaricom Ltd.	1,280,935
		5,074,606
	Morocco 6.8%
79,567	Auto Hall (b)	854,912
294,650	Douja Promotion Groupe Addoha SA	1,261,351
10,740	Label Vie	1,430,704
		3,546,967
	Nigeria 10.7%
18,815,504	Guaranty Trust Bank PLC	1,527,963
14,452,989	Lafarge Africa PLC	2,025,394
332,388	Nestle Nigeria PLC	814,543
25,169,452	Zenith Bank PLC	1,155,467
		5,523,367
	Oman 2.0%
734,950	Ooredoo	1,030,839

	Pakistan 13.1%
1,700,000	Adamjee Insurance Co. Ltd.	1,226,471
1,350,500	Bank Al Habib Ltd.	689,872
710,000	Cherat Cement Co. Ltd.	1,295,041
365,000	Engro Corp. Ltd.	1,281,382
170,500	Lucky Cement Ltd.	1,361,967
420,000	United Bank Ltd.	911,997
		6,766,730
	Qatar 1.9%
37,520	Ooredoo QSC	996,161

	Sri Lanka 2.0%
603,869	Sampath Bank PLC	1,028,081

	United Arab Emirates 7.1%
709,080	Agthia Group PJSC	1,242,165
2,709,000	Air Arabia PJSC	782,092
838,100	Emaar Properties PJSC	1,666,881
		3,691,138
	Total Common Stocks
	(Cost $40,421,545)	41,712,598

PARTICIPATION (EQUITY LINKED) NOTES (c) 16.2%
	Saudi Arabia 13.1%
30,440	Abdullah Al Othaim Markets Co., Issued by EFG Hermes MENA Securities Ltd., Expires 12/11/2018 (a)	892,929
11,380	Abdullah Al Othaim Markets Co., Issued by Morgan Stanley BV, Expires 08/28/2017 (a)	333,821
104,160	Al Khaleej Training and Education Co., Issued by Credit Suisse AG, Expires 08/27/2018	527,431
178,460	Al Khaleej Training and Education Co., Issued by Morgan Stanley BV, Expires 01/29/2018	903,662
25,800	BUPA Arabia for Cooperative Insurance Co., Issued by Morgan Stanley BV, Expires 02/12/2018	804,906
39,060	Herfy Food Services Co. Ltd., Issued by EFG Hermes MENA Securities Ltd., Expires 01/30/2019	861,867
24,180	Herfy Food Services Co. Ltd., Issued by Morgan Stanley BV, Expires 02/14/2018	533,536
129,066	Samba Financial Group, Issued by Credit Suisse AG, Expires 02/04/2019	738,552
34,320	Saudia Dairy & Foodstuff Co., Issued by Morgan Stanley BV, Expires 02/12/2018	1,210,180
		6,806,884
	United Arab Emirates 3.1%
190,140	Agthia Group PJSC, Issued by Deutsche Bank AG, Expires 05/15/2017 (a)	332,870
1,435,000	Air Arabia PJSC, Issued by Deutsche Bank AG, Expires 07/31/2017	414,141
424,809	Emaar Properties PJSC, Issued by Morgan Stanley BV, Expires 12/07/2017	844,321
		1,591,332
	Total Participation (Equity Linked) Notes
	(Cost $8,358,323)	8,398,216

SHORT-TERM INVESTMENTS 2.1%
	Investment Company 2.1%
1,075,374	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.64%	1,075,374
	Total Short-Term Investments
	(Cost $1,075,374)	1,075,374

	Total Investments 98.9%
	(Cost $49,855,242)	51,186,188

	Other Assets in Excess of Liabilities 1.1%	576,107

	TOTAL NET ASSETS 100.0%	$51,762,295

(a) Non-Income Producing.

(b) Illiquid security, pursuant to guidelines established by the Board of Directors.  The Fund may invest up to 15% of its net assets in illiquid securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven calendar days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board as reflecting fair value.  As of March 31, 2017, illiquid securities held in the Fund represented 11.2% of total net assets.

(c) Participation (Equity Linked) Notes ("P-Notes") allow an indirect investment in foreign securities without registration in those markets.  In addition to normal risks associated with direct investments, P-Notes are also subject to counterparty risk.  The performance results of P-Notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.  P-Notes are restricted securities that have been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “Act”), pursuant to the resale limitations provided by Rule 144A or Regulation S under the Act, or an exemption from the registration requirements of the Act.  Whether a restricted security is illiquid is determined pursuant to guidelines established by the Fund's Board of Directors.  None of the Fund's restricted securities are considered to be illiquid.  As of March 31, 2017, Rule 144A and Regulation S securities held in the Fund represented 16.2% of total net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments	$49,855,242
Gross unrealized appreciation	$5,773,003
Gross unrealized depreciation	(4,442,057)
Net unrealized appreciation	$1,330,946

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Frontier Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.1%
	Consumer Discretionary 16.9%
8,828	2U, Inc. (a)	$350,118
6,675	Bojangles', Inc. (a)	136837
7,494	Central Garden & Pet Co. (a)	277,803
17,979	Century Communities, Inc. (a)	456,667
53,697	Chegg, Inc. (a)	453,203
9,260	Dave & Buster's Entertainment, Inc. (a)	565,693
4,049	Duluth Holdings, Inc. - Class B (a)	86,203
6,237	Fox Factory Holding Corp. (a)	179,002
10,339	Grand Canyon Education, Inc. (a)	740,376
14,231	Nutrisystem, Inc.	789,820
21,500	Ollie's Bargain Outlet Holdings, Inc. (a)	720,250
2,101	Panera Bread Co. - Class A (a)	550,189
14,240	Planet Fitness, Inc. - Class A	274,405
7,672	Stamps.com, Inc. (a)	907,981
4,396	The Children's Place, Inc.	527,740
2,300	Visteon Corp. (a)	225,285
		7,241,572
	Consumer Staples 2.3%
36,121	New Age Beverages Corp. (a)	149,180
31,780	Primo Water Corp. (a)	431,572
10,283	Snyder's-Lance, Inc.	414,508
		995,260
	Energy 1.4%
12,766	Matador Resources Co. (a)	303,703
15,505	RPC, Inc.	283,897
		587,600
	Financial Services 7.3%
11,265	Bankrate, Inc. (a)	108,707
14,751	Green Dot Corp. - Class A (a)	492,093
7,728	LendingTree, Inc. (a)	968,705
18,702	Square, Inc. - Class A (a)	323,171
7,519	Texas Capital Bancshares, Inc. (a)	627,461
12,716	Western Alliance Bancorp (a)	624,228
		3,144,365
	Health Care 19.5%
3,868	Addus HomeCare Corp. (a)	123,776
28,656	AxoGen, Inc. (a)	299,455
15,069	BioTelemetry, Inc. (a)	436,248
15,626	Cardiovascular Systems, Inc. (a)	441,825
3,234	Clovis Oncology, Inc. (a)	205,909
10,847	Cotiviti Holdings, Inc. (a)	451,561
11,258	Cytokinetics, Inc. (a)	144,665
12,305	Glaukos Corp. (a)	631,246
8,983	Heska Corp. (a)	943,035
10,798	Inogen, Inc. (a)	837,493
2,514	Ligand Pharmaceuticals, Inc. (a)	266,082
4,174	Nevro Corp. (a)	391,104
10,202	NuVasive, Inc. (a)	761,885
6,648	Penumbra, Inc. (a)	554,776
10,170	PRA Health Sciences, Inc. (a)	663,389

16,923	Supernus Pharmaceuticals, Inc. (a)	529,690
13,020	Vocera Communications, Inc. (a)	323,287
11,770	Wright Medical Group NV (a)	366,282
		8,371,708
	Materials & Processing 3.8%
8,006	Foundation Building Materials, Inc. (a)	127,856
4,540	Patrick Industries, Inc. (a)	321,886
3,103	RBC Bearings, Inc. (a)	301,270
24,329	Summit Matierals, Inc. - Class A (a)	601,169
4,123	U.S. Concrete, Inc. (a)	266,140
		1,618,321
	Producer Durables 15.2%
10,935	Advanced Energy Industries, Inc. (a)	749,704
30,397	Air Transport Services Group, Inc. (a)	487,872
6,189	Atkore International Group, Inc. (a)	162,647
8,445	Dycom Industries, Inc. (a)	784,963
7,349	John Bean Technologies Corp.	646,345
5,496	Kennametal, Inc.	215,608
3,675	Knight Transportation, Inc.	115,211
17,215	Kornit Digital Ltd. (a)	328,807
19,800	MasTec, Inc. (a)	792,990
13,224	NV5 Global, Inc. (a)	497,222
5,335	Old Dominion Freight Line, Inc.	456,516
3,385	OSI Systems, Inc. (a)	247,071
15,480	Polar Power, Inc. (a)	128,484
19,292	Quanta Services, Inc. (a)	715,926
6,165	Tutor Perini Corp. (a)	196,047
		6,525,413
	Technology 29.9%
7,752	Alarm.com Holdings, Inc. (a)	238,296
9,767	Asure Software, Inc. (a)	100,405
8,783	Axcelis Technologies, Inc. (a)	165,121
5,053	BlackLine, Inc. (a)	150,377
40,599	Carbonite, Inc. (a)	824,160
16,399	CEVA, Inc. (a)	582,164
6,157	Coherent, Inc. (a)	1,266,125
26,840	Evolent Health, Inc. - Class A (a)	598,532
4,666	Fabrinet (a)	196,112
55,193	Five9, Inc. (a)	908,477
14,088	GTT Communications, Inc. (a)	343,043
10,444	Hortonworks, Inc. (a)	102,456
5,149	iRobot Corp. (a)	340,555
1,813	LogMeIn, Inc.	176,768
18,235	Lumentum Holdings, Inc. (a)	972,837
8,801	Mercury Systems, Inc. (a)	343,679
23,571	Oclaro, Inc. (a)	231,467
14,296	Orbotech Ltd. (a)	461,046
11,048	Q2 Holdings, Inc. (a)	385,023
18,470	RADCOM Ltd. (a)	397,105
19,752	RealPage, Inc. (a)	689,345
11,455	RingCentral, Inc. - Class A (a)	324,177
5,568	Rudolph Technologies, Inc. (a)	124,723
7,748	Shopify, Inc. - Class A (a)	527,561
20,815	TTM Technologies , Inc. (a)	335,746

23,898	Varonis Systems, Inc. (a)	759,956
9,109	Veeva Systems, Inc. - Class A (a)	467,109
16,884	Viavi Solutions, Inc. (a)	180,997
9,656	Wix.com Ltd. (a)	655,642
		12,849,004
	Utilities 0.8%
27,472	Boingo Wireless, Inc. (a)	356,861

	Total Common Stocks
	(Cost $31,275,352)	41,690,104

SHORT-TERM INVESTMENTS 2.7%
	Investment Company 2.7%
1,165,666	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.64%	1,165,666
	Total Short-Term Investments
	(Cost $1,165,666)	1,165,666

	Total Investments 99.8%
	(Cost $32,441,018)	42,855,770

	Other Assets in Excess of Liabilities 0.2%	83,426

	TOTAL NET ASSETS 100.0%	$42,939,196

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments	$32,441,018
Gross unrealized appreciation	$10,558,301
Gross unrealized depreciation	(143,549)
Net unrealized appreciation	$10,414,752

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Frontier Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.4%
	Consumer Discretionary 13.6%
23,286	Bob Evans Farms, Inc.	$1,510,563
9,705	Carter's, Inc.	871,509
29,987	Ethan Allen Interiors, Inc.	919,101
67,010	Lumber Liquidators Holdings, Inc. (a)	1,406,540
14,338	Matthews International Corp. - Class A	969,966
39,464	Motorcar Parts of America, Inc. (a)	1,212,729
117,933	Noodles & Co. (a)	678,115
15,068	Tenneco, Inc.	940,544
11,827	The Cheesecake Factory, Inc.	749,359
		9,258,426
	Consumer Staples 3.0%
20,966	Cal-Maine Foods, Inc.	771,549
11,161	Casey's General Stores, Inc.	1,252,822
		2,024,371
	Energy 5.6%
90,171	Bill Barrett Corp. (a)	410,278
199,473	McDermott International, Inc. (a)	1,346,443
24,007	Oil States International, Inc. (a)	795,832
115,592	SRC Energy, Inc. (a)	975,596
100,940	Willbros Group, Inc. (a)	276,575
		3,804,724
	Financials 24.4%
34,949	BancorpSouth, Inc.	1,057,207
23,292	Blackhawk Network Holdings, Inc. (a)	945,655
46,004	CenterState Banks, Inc.	1,191,504
18,336	Community Bank System, Inc.	1,008,113
31,170	Glacier Bancorp, Inc.	1,057,598
144,995	MGIC Investment Corp. (a)	1,468,799
57,445	Old National Bancorp	996,671
32,143	Selective Insurance Group, Inc.	1,515,542
42,295	State Bank Financial Corp.	1,104,745
65,395	Sterling Bancorp	1,549,862
15,576	The Hanover Insurance Group, Inc.	1,402,775
30,948	Union Bankshares Corp.	1,088,751
24,743	Webster Financial Corp.	1,238,140
26,023	WesBanco, Inc.	991,737
		16,617,099
	Health Care 7.3%
55,341	Albany Molecular Research, Inc. (a)	776,434
22,325	CONMED Corp.	991,453
24,706	Integra LifeSciences Holdings Corp. (a)	1,040,864
70,029	Invacare Corp.	833,345
76,283	Kindred Healthcare, Inc.	636,963
10,219	U.S. Physical Therapy, Inc.	667,301
		4,946,360
	Industrials 17.7%
28,470	ArcBest Corp.	740,220
35,825	Brady Corp. - Class A	1,384,636
49,452	Briggs & Stratton Corp.	1,110,197
15,834	CIRCOR International, Inc.	941,173
70,965	Commercial Vehicle Group, Inc. (a)	480,433
55,079	General Cable Corp.	988,668
12,332	Genesee & Wyoming, Inc. - Class A (a)	836,850

17,123	Herman Miller, Inc.	540,231
38,245	PGT, Inc. (a)	411,134
8,857	Standex International Corp.	887,029
33,818	Thermon Group Holdings, Inc. (a)	704,767
38,601	TriMas Corp. (a)	800,971
17,008	Triumph Group, Inc.	437,956
7,662	United Rentals, Inc. (a)	958,133
10,842	Wabtec Corp.	845,676
		12,068,074
	Information Technology 16.5%
188,785	Avid Technology, Inc. (a)	879,738
34,812	Bottomline Technologies (de), Inc. (a)	823,304
11,642	CACI International, Inc. - Class A (a)	1,365,606
54,715	Entegris, Inc. (a)	1,280,331
9,817	Fair Isaac Corp.	1,265,902
88,022	FormFactor, Inc. (a)	1,043,061
120,174	Harmonic, Inc. (a)	715,035
31,003	ManTech International Corp. - Class A	1,073,634
20,440	Plexus Corp. (a)	1,181,432
22,194	Progress Software Corp.	644,736
51,054	VeriFone Systems, Inc. (a)	956,241
		11,229,020
	Materials 4.5%
3,232	Acuity Brands, Inc.	659,328
20,228	Carpenter Technology Corp.	754,504
11,128	Sensient Technologies Corp.	882,005
25,886	Unifi, Inc. (a)	734,904
		3,030,741
	Real Estate Investment Trusts 4.8%
24,396	Education Realty Trust, Inc.	996,577
36,095	First Industrial Realty Trust, Inc.	961,210
16,734	Sun Communities, Inc.	1,344,242
		3,302,029
	Total Common Stocks
	(Cost $43,247,985)	66,280,844

SHORT-TERM INVESTMENTS 2.4%
	Investment Company 2.4%
1,668,541	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.64%	1,668,541
	Total Short-Term Investments
	(Cost $1,668,541)	1,668,541

	Total Investments 99.8%
	(Cost $44,916,526)	67,949,385

	Other Assets in Excess of Liabilities 0.2%	128,434

	TOTAL NET ASSETS 100.0%	$68,077,819

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments	$44,916,526
Gross unrealized appreciation	$25,207,444
Gross unrealized depreciation	(2,174,585)
Net unrealized appreciation	$23,032,859

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.8%
	Consumer Discretionary 10.6%
3,035	Columbia Sportswear Co.	$178,306
3,416	Dick's Sporting Goods, Inc.	166,223
19,015	Entercom Communications Corp. - Class A	271,914
32,731	J.C. Penney Co., Inc. (a)	201,623
5,408	Meredith Corp.	349,357
13,545	Modine Manufacturing Co. (a)	165,249
14,535	National CineMedia, Inc.	183,577
5,288	Nexstar Media Group, Inc.	370,953
86,370	Office Depot, Inc.	402,916
3,239	Red Robin Gourmet Burgers, Inc. (a)	189,320
12,990	Sinclair Broadcast Group, Inc. - Class A	526,095
9,044	TopBuild Corp. (a)	425,068
13,160	Tower International, Inc.	356,636
		3,787,237
	Consumer Staples 1.5%
7,105	Snyder's-Lance, Inc.	286,403
4,270	USANA Health Sciences, Inc. (a)	245,952
		532,355
	Energy 5.3%
2,899	Basic Energy Services, Inc (a)	96,711
24,613	Callon Petroleum Co. (a)	323,907
7,255	Carrizo Oil & Gas, Inc. (a)	207,928
5,866	PDC Energy, Inc. (a)	365,745
4,225	Resolute Energy Corp. (a)	170,690
40,580	Ring Energy, Inc (a)	439,076
20,318	Superior Energy Services, Inc. (a)	289,735
		1,893,792
	Financials 31.7%
10,389	Banner Corp.	578,044
10,690	Boston Private Financial Holdings, Inc.	175,316
4,292	Brown & Brown, Inc.	179,062
9,929	Bryn Mawr Bank Corp.	392,195
6,640	Capital Bank Financial Corp.	288,176
23,189	CenterState Banks, Inc.	600,595
33,522	CNO Financial Group, Inc.	687,201
11,507	Cowen Group, Inc. - Class A (a)	172,030
4,061	Enterprise Financial Services Corp.	172,186
41,995	F.N.B. Corp.	624,461
3,954	First American Financial Corp.	155,313
4,321	First Interstate BancSystem, Inc. - Class A	171,328
3,507	Franklin Financial Network, Inc. (a)	135,896
21,160	Green Bancorp, Inc. (a)	376,648
8,180	Guaranty Bancorp	199,183
12,214	Heartland Financial USA, Inc.	610,089
16,884	Heritage Commerce Corp.	238,064
13,430	Heritage Financial Corp.	332,393
37,262	Heritage Oaks Bancorp	497,448
7,246	IBERIABANK Corp.	573,159
6,710	OneMain Holdings, Inc. (a)	166,744
4,343	Pacific Premier Bancorp, Inc. (a)	167,423
18,071	Park Sterling Corp.	222,454
3,165	Primerica, Inc.	260,163
22,789	Radian Group, Inc.	409,290
7,613	Selective Insurance Group, Inc.	358,953
15,614	State Bank Financial Corp.	407,838
3,420	Stifel Financial Corp. (a)	171,650
11,776	Synovus Financial Corp.	483,052
11,873	TriCo Bancshares	421,848

23,480	United Community Banks, Inc.	650,161
6,702	Wintrust Financial Corp.	463,242
		11,341,605
	Health Care 2.9%
3,458	Envision Healthcare Corp. (a)	212,044
2,363	PAREXEL International Corp. (a)	149,129
9,345	PharMerica Corp. (a)	218,673
50,106	Progenics Pharmaceuticals, Inc. (a)	473,001
		1,052,847
	Industrials 13.9%
4,768	ABM Industries, Inc.	207,885
5,771	Astec Industries, Inc.	354,888
31,200	CBIZ, Inc. (a)	422,760
6,778	Deluxe Corp.	489,168
4,289	EMCOR Group, Inc.	269,993
4,124	Esterline Technologies Corp. (a)	354,870
10,203	General Cable Corp.	183,144
10,662	Gibraltar Industries, Inc. (a)	439,274
5,718	Kadant, Inc.	339,363
10,359	MYR Group, Inc. (a)	424,719
3,843	On Assignment, Inc. (a)	186,501
15,958	SkyWest, Inc.	546,561
8,356	Tetra Tech, Inc.	341,343
9,221	The Timken Company	416,789
		4,977,258
	Information Technology 10.6%
2,144	CACI International, Inc. - Class A (a)	251,491
2,389	Cass Information Systems, Inc.	157,913
31,416	Cypress Semiconductor Corp.	432,284
6,363	MKS Instruments, Inc.	437,456
16,531	NCR Corp. (a)	755,136
15,330	Photronics, Inc. (a)	164,031
3,269	Plexus Corp. (a)	188,948
6,228	Progress Software Corp.	180,924
6,066	Science Applications International Corp.	451,311
5,172	Silicon Motion Technology Corp. - ADR	241,791
8,392	VASCO Data Security International, Inc. (a)	113,292
6,720	Verint Systems, Inc. (a)	291,480
6,538	Web.com Group, Inc. (a)	126,183
		3,792,240
	Materials 5.2%
21,109	Ferro Corp. (a)	320,646
3,467	HB Fuller Co.	178,758
2,923	Kaiser Aluminum Corp.	233,548
11,403	KapStone Paper and Packaging Corp.	263,409
9,203	Materion Corp.	308,760
4,257	Sensient Technologies Corp.	337,410
12,611	TimkenSteel Corp. (a)	238,474
		1,881,005
	Real Estate Investment Trusts 9.6%
11,042	Acadia Realty Trust	331,923
8,530	Chatham Lodging Trust	168,468
36,663	Colony NorthStar, Inc. - Class A	473,319
5,928	CoreSite Realty Corp.	533,816
10,598	Hudson Pacific Properties, Inc.	367,115
14,591	National Storage Affiliates Trust	348,725
5,742	Pebblebrook Hotel Trust	167,724
15,673	Rexford Industrial Realty, Inc.	352,956
7,207	Sabra Health Care REIT, Inc.	201,291
3,230	Seritage Growth Properties - Class A	139,374
4,503	Sun Communities, Inc.	361,726
		3,446,437
	Utilities 5.5%
3,675	Black Hills Corp.	244,277
14,396	Calpine Corp. (a)	159,076
5,103	Chesapeake Utilities Corp.	353,128

2,522	IDACORP, Inc.	209,225
7,816	PNM Resources, Inc.	289,192
5,431	Portland General Electric Co.	241,245
5,389	South Jersey Industries, Inc.	192,118
3,964	Spire, Inc.	267,570
		1,955,831
	Total Common Stocks
	(Cost $25,505,397)	34,660,607

SHORT-TERM INVESTMENTS 1.9%
	Investment Company 1.9%
678,402	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.64%	678,402
	Total Short-Term Investments
	(Cost $678,402)	678,402

	Total Investments 98.7%
	(Cost $26,183,799)	35,339,009

	Other Assets in Excess of Liabilities 1.3%	464,849

	TOTAL NET ASSETS 100.0%	$35,803,858

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments	$26,183,799
Gross unrealized appreciation	$9,686,433
Gross unrealized depreciation	(531,223)
Net unrealized appreciation	$9,155,210

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Investment Valuation - Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Participation (Equity Linked) Notes (“P-Notes”) are valued based on an evaluated price provided by an independent pricing service, using a methodology for P-Notes provided by a third-party analytics firm. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer bid quotations. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities. The Fund will value foreign securities at fair value using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Equity, Frontier MFG Global Plus, Frontier MFG Core Infrastructure and Frontier Silk Invest New Horizons Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds' securities as of March 31, 2017:

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$924,663,225	$-	$-	$924,663,225
Total Equity	924,663,225	-	-	924,663,225
Short-Term Investments	157,763,410	-	-	157,763,410
Total Investments in Securities	$1,082,426,635	$-	$-	$1,082,426,635

MFG Global Plus

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$152,869,091	$-	$-	$152,869,091
Total Equity	152,869,091	-	-	152,869,091
Short-Term Investments	27,033,242	-	-	27,033,242
Total Investments in Securities	$179,902,333	$-	$-	$179,902,333

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$162,090,143	$-	$-	$162,090,143
Closed-End Funds	1,540,168	-	-	1,540,168
Total Equity	163,630,311	-	-	163,630,311
Short-Term Investments	644,149	-	-	644,149
Total Investments in Securities	$164,274,460	$-	$-	$164,274,460

Silk Invest New Horizons

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$25,997,023	$15,715,575	$-	$41,712,598
P-Notes	-	8,398,216	-	8,398,216
Total Equity	25,997,023	24,113,791	-	50,110,814
Short-Term Investments	1,075,374	-	-	1,075,374
Total Investments in Securities	$27,072,397	$24,113,791	$-	$51,186,188

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$41,690,104	$-	$-	$41,690,104
Total Equity	41,690,104	-	-	41,690,104
Short-Term Investments	1,165,666	-	-	1,165,666
Total Investments in Securities	$42,855,770	$-	$-	$42,855,770

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$66,280,844	$-	$-	$66,280,844
Total Equity	66,280,844	-	-	66,280,844
Short-Term Investments	1,668,541	-	-	1,668,541
Total Investments in Securities	$67,949,385	$-	$-	$67,949,385

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$34,660,607	$-	$-	$34,660,607
Total Equity	34,660,607	-	-	34,660,607
Short-Term Investments	678,402	-	-	678,402
Total Investments in Securities	$35,339,009	$-	$-	$35,339,009

(a) See Fund's Schedule of Investments for sector or country classifications.

	MFG Global	MFG Global	MFG Core	Silk Invest
	Equity	Plus	Infrastructure	New Horizons
Transfers into Level 1	$135,021,233	$3,443,643	$73,226,098	$9,976,554
Transfers out of Level 2	(135,021,233)	(3,443,643)	(73,226,098)	(9,976,554)
Transfers into Level 2	-	-	-	3,496,936
Transfers out of Level 1	-	-	-	(3,496,936)
Net transfers	$-	$-	$-	$-

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.  The Funds have reviewed all open tax years and concluded that there is no effect to any of the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds have no examinations in progress.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year.

As of June 30, 2016, the Frontier Timpani Small Cap Growth Fund had a short-term capital loss carryforward that will not expire of $3,970,619.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By    /s/ William D. Forsyth III
William D. Forsyth III, President
(Principal Executive Officer)

Date  5/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ William D. Forsyth III
William D. Forsyth III, President
(Principal Executive Officer)

Date  5/26/2017

By    /s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date  5/26/2017